Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs 	     Common    002824100     92905   1652231  SH	  Sole
Accenture Ltd	     Common    G1150G111    120695   2267421  SH	  Sole
Allergan	     Common    018490102    141684   1614816  SH          Sole
Apple Inc            Common    037833100    214448    529500  SH          Sole
CH Robinson Inc	     Common    12541W209    128677   1844042  SH	  Sole
Coach Inc	     Common    189754104    136399   2234592  SH          Sole
Cognizant Tech Sol   Common    192446102    130365   2027129  SH          Sole
Factset Res	     Common    303075105     84855    972214  SH          Sole
Google		     Common    38259P508    161035    249319  SH          Sole
Intuit Inc	     Common    461202103     44230    841036  SH          Sole
Intuitive Surgical   Common    46120E602    126317    272818  SH          Sole
Mastercard	     Common    57636Q104     46362    124356  SH          Sole
Microsoft Corp       Common    594918104    103474   3985916  SH          Sole
Oracle Corp	     Common    68389X105    114172   4451150  SH          Sole
Qualcomm Inc         Common    747525103    151735   2773948  SH	  Sole
Starbucks Corp       Common    855244109    155618   3382258  SH          Sole
T Rowe Price Grp Inc Common    74144T108    135617   2381338  SH          Sole
Varian Medical Sys   Common    92220P105    148599   2213594  SH	  Sole